UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22312

ACAP Strategic Fund
(Exact name of registrant as specified in charter)

350 Madison Avenue, 9th Floor
New York, New York 10017
(Address of principal executive offices) (Zip code)

SilverBay Capital Management LLC
350 Madison Avenue, 9th Floor
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-389-8713

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)

Shares		June 30, 2013 Fair Value
	Investments in Securities – 109.54%
	Common Stocks – 109.54%
	China – 5.69%
	E-Commerce / Products – 0.35%
487,200	E-Commerce China Dangdang Inc ADR *	$3,381,168
	Internet Content - Entertainment – 1.09%
54,800	NetEase Inc ADR (a)	3,461,716
370,030	Youku Tudou Inc ADR *	7,100,876
		10,562,592
	Real Estate Operations / Development – 0.63%
4,071,000	Longfor Properties Co Ltd	6,056,888
	Retail - Regional Department Stores – 0.55%
3,996,000	Golden Eagle Retail Group Ltd	5,337,377
	Web Portals / ISP – 3.07%
197,200	Baidu Inc ADR * (a)	18,641,316
177,600	Sohu.com Inc *	10,943,712
		29,585,028
	Total China (cost $54,690,266)	$54,923,053

	Hong Kong – 5.67%
	Agricultural Operations – 0.08%
201,872	Le Gaga Holdings Ltd ADR * (a)	744,908
	Alternative Waste Technology – 1.72%
21,504,000	China Everbright International Ltd	16,634,628
	Casino Hotels – 3.64%
7,178,000	Galaxy Entertainment Group Ltd *	35,166,541
	Retail - Apparel / Shoes – 0.23%
6,206,000	Trinity Ltd	2,144,318
	Total Hong Kong (cost $36,955,926)	$54,690,395

	Japan – 8.14%
	Electronic Components - Miscellaneous – 0.31%
394,200	Alps Electric Co Ltd	2,944,545
	Finance - Credit Card – 0.61%
236,246	Credit Saison Co Ltd	5,919,528
	Finance - Other Services – 2.52%
241,186	Japan Exchange Group Inc	24,328,623
	Internet Content - Entertainment – 0.56%
494,510	Nexon Co Ltd	5,446,156
	Internet Content - Information / Network – 0.55%
173,487	Kakaku.com Inc	5,283,114
	Resorts / Theme Parks – 1.06%
66,191	Oriental Land Co Ltd	10,221,674

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		June 30, 2013 Fair Value
	Common Stock (continued)
	Japan (continued)
	Retail - Apparel / Shoes – 0.45%
103,004	United Arrows Ltd	$4,298,098
	Transport - Truck – 1.08%
496,315	Yamato Holdings Co Ltd	10,447,422
	Web Portals / ISP – 1.00%
1,012,300	GMO internet Inc	9,681,230
	Total Japan (cost $77,386,920)	$78,570,390

	United Kingdom – 0.01%
	Apparel Manufacturers – 0.01%
2,408	Burberry Group PLC	49,341
	Total United Kingdom (cost $47,871)	$49,341

	United States – 90.03%
	Apparel Manufacturers – 4.52%
332,890	Carter’s Inc (a)	24,657,162
108,340	Ralph Lauren Corp (a)	18,822,992
		43,480,154
	Applications Software – 1.84%
147,720	Imperva Inc *	6,653,309
275,480	ServiceNow Inc *	11,126,637
		17,779,946
	Broadcasting Services / Programming – 1.25%
179,920	Scripps Networks Interactive Inc, Class A	12,011,459
	Casino Hotels – 1.39%
104,630	Wynn Resorts Ltd (a)	13,392,640
	Commercial Services - Finance – 1.74%
29,200	Mastercard Inc, Class A (a)	16,775,400
	Computer Aided Design – 1.84%
617,910	Aspen Technology Inc * (a)	17,789,629
	Computer Data Security – 0.28%
170,311	Qualys Inc *	2,745,413
	Computer Software – 1.25%
282,750	Akamai Technologies Inc * (a)	12,031,013
	Computers – 2.86%
69,770	Apple Inc (a)	27,634,502
	Computers - Memory Devices – 3.47%
547,200	SanDisk Corp * (a)	33,433,920
	Consulting Services – 3.16%
510,130	Verisk Analytics Inc, Class A * (a)	30,454,761

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		June 30, 2013 Fair Value
	Common Stock (continued)
	United States (continued)
	Consumer Products - Miscellaneous – 1.19%
477,796	Tumi Holdings Inc * (a)	$11,467,104
	E-Commerce / Products – 6.47%
102,450	Amazon.com Inc * (a)	28,449,341
587,440	eBay Inc * (a)	30,382,397
64,840	Shutterfly Inc *	3,617,424
		62,449,162
	E-Commerce / Services – 2.04%
937,430	Groupon Inc *	7,968,155
193,220	TripAdvisor Inc *	11,761,301
		19,729,456
	Electronic Components - Miscellaneous – 1.05%
732,760	Vishay Intertechnology Inc *	10,178,036
	Electronic Components - Semiconductors – 5.48%
148,240	Broadcom Corp, Class A (a)	5,004,582
97,100	OmniVision Technologies Inc * (a)	1,810,915
374,010	Silicon Laboratories Inc *	15,487,754
771,110	Xilinx Inc (a)	30,543,667
		52,846,918
	Electronic Design Automation – 7.22%
1,570,980	Cadence Design Systems Inc * (a)	22,747,790
1,311,670	Synopsys Inc * (a)	46,892,203
		69,639,993
	Enterprise Software / Services – 2.41%
233,860	Guidewire Software Inc *	9,833,813
384,680	Informatica Corp *	13,456,106
		23,289,919
	Entertainment Software – 0.74%
310,190	Electronic Arts Inc *	7,125,064
	Finance - Credit Card – 2.02%
106,600	Visa Inc, Class A (a)	19,481,150
	Internet Content - Information / Network – 1.80%
58,190	LinkedIn Corp, Class A *	10,375,277
200,090	Yelp Inc *	6,957,129
		17,332,406
	Internet Infrastructure Software – 1.35%
609,680	TIBCO Software Inc * (a)	13,047,152

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		June 30, 2013 Fair Value
	Common Stock (continued)
	United States (continued)
	Medical - Biomedical / Genetics – 2.70%
144,660	Alexion Pharmaceuticals Inc * (a)	$13,343,438
248,160	Gilead Sciences Inc *	12,708,274
		26,051,712
	Medical - Wholesale Drug Distribution – 2.73%
470,950	AmerisourceBergen Corp (a)	26,293,139
	Multimedia – 5.09%
392,880	Time Warner Inc	22,716,322
805,300	Twenty-First Century Fox Inc, Class B	26,429,946
		49,146,268
	Resorts / Theme Parks – 1.25%
344,200	Six Flags Entertainment Corp	12,102,072
	Retail - Apparel / Shoes – 1.44%
344,570	Urban Outfitters Inc *	13,858,605
	Retail - Discount – 4.28%
235,200	Costco Wholesale Corp (a)	26,006,064
301,480	Dollar Tree Inc * (a)	15,327,243
		41,333,307
	Retail - Gardening Products – 0.26%
21,690	Tractor Supply Co	2,550,961
	Retail - Home Furnishings – 0.67%
86,250	Restoration Hardware Holdings Inc *	6,468,750
	Retail - Restaurants – 3.12%
50,050	Chipotle Mexican Grill Inc *	18,235,718
277,390	Dunkin’ Brands Group Inc	11,877,840
		30,113,558
	Retail - Sporting Goods – 2.02%
300,710	Cabela’s Inc * (a)	19,473,980
	Semiconductor Components - Integrated Circuits – 3.24%
589,210	Analog Devices Inc (a)	26,549,803
646,200	Atmel Corp *	4,749,570
		31,299,373
	Semiconductor Equipment – 4.32%
881,640	Applied Materials Inc	13,145,252
1,622,720	Teradyne Inc *	28,511,190
		41,656,442

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		June 30, 2013 Fair Value
	Common Stock (continued)
	United States (continued)
	Television – 3.42%
674,910	CBS Corp, Class B (a)	$32,982,851
	Wireless Equipment – 0.12%
73,830	Aruba Networks Inc * (a)	1,134,028
	Total United States (cost $747,279,444)	$868,580,243

	Total Common Stock (cost $916,360,427)	$1,056,813,422

	Total Investment Securities (cost $916,360,427) - 109.54%	$1,056,813,422

	Other Liabilities in Excess of Assets - (9.54%) * *	$(92,009,564)

	Net Assets - 100.00%	$964,803,858

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*	Non-income producing security.
**	Includes $102,538,734 invested in a BNY Mellon Money Market Account, which is 10.63% of net assets and foreign currency with a U.S. Dollar value of $(5,839,933) which is (0.61)% of net assets.
ADR	American Depository Receipt

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

Investments in Securities - By Industry	June 30, 2013 Percentage of Net Assets (%)
Agricultural Operations	0.08
Alternative Waste Technology	1.72
Apparel Manufacturers	4.53
Applications Software	1.84
Broadcasting Services/ Programming	1.25
Casino Hotels	5.03
Commercial Services - Finance	1.74
Computer Aided Design	1.84
Computer Data Security	0.28
Computer Software	1.25
Computers	2.86
Computers - Memory Devices	3.47
Consulting Services	3.16
Consumer Products - Miscellaneous	1.19
E-Commerce / Products	6.82
E-Commerce / Services	2.04
Electronic Components - Miscellaneous	1.36
Electronic Components - Semiconductors	5.48
Electronic Design Automation	7.22
Enterprise Software / Services	2.41
Entertainment Software	0.74
Finance - Credit Card	2.63
Finance - Other Services	2.52
Internet Content - Entertainment	1.65
Internet Content - Information / Network	2.35
Internet Infrastructure Software	1.35
Medical - Biomedical / Genetics	2.70
Medical - Wholesale Drug Distribution	2.73
Multimedia	5.09
Real Estate Operations / Development	0.63
Resorts/Theme Parks	2.31
Retail - Apparel / Shoes	2.12
Retail - Discount	4.28
Retail - Gardening Products	0.26
Retail - Home Furnishings	0.67
Retail - Regional Department Stores	0.55
Retail - Restaurants	3.12
Retail - Sporting Goods	2.02
Semiconductor Components - Integrated Circuits	3.24
Semiconductor Equipment	4.32
Truck	1.08
Television	3.42
Web Portals / ISP	4.07
Wireless Equipment	0.12
Total Investments in Securities	109.54%

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

Shares		June 30, 2013 Fair Value
	Securities Sold, Not Yet Purchased – 27.74%
	Common Stock – 27.74%
	Canada – 0.83%
	Auction House / Art Dealer – 0.25%
123,000	Ritchie Bros Auctioneers Inc	$2,364,060
	Enterprise Software / Services – 0.58%
81,500	Open Text Corp	5,580,305
	Total Canada (proceeds $6,684,375)	$7,944,365

	China – 1.93%
	Building & Construction Products - Miscellaneous – 0.23%
2,482,000	China National Building Material Co Ltd, Class H	2,223,971
	Commercial Banks - Non U.S. – 0.29%
6,053,000	China Citic Bank Corp Ltd, Class H	2,793,806
	Computers – 0.61%
6,476,000	Lenovo Group Ltd	5,869,549
	Electric - Generation – 0.45%
3,584,000	Datang International Power Generation Co Ltd, Class H	1,450,909
2,968,000	Huaneng Power International Inc, Class H	2,938,784
		4,389,693
	Metal - Aluminum – 0.04%
49,900	Aluminum Corp of China Ltd ADR	392,214
	Metal Processors & Fabrication – 0.14%
4,484,000	China Zhongwang Holdings Ltd	1,364,332
	Real Estate Operations / Development – 0.16%
1,053,600	Guangzhou R&F Properties Co Ltd, Class H	1,524,092
	Semiconductor Components - Integrated Circuits – 0.01%
18,300	Semiconductor Manufacturing International Corp ADR	66,795
	Total China (proceeds $19,230,222)	$18,624,452

	Germany – 0.30%
	Enterprise Software / Services – 0.30%
40,200	SAP AG ADR	2,927,766
	Total Germany (proceeds $3,260,883)	$2,927,766

	Hong Kong – 2.80%
	Audio / Video Products – 0.05%
3,983,946	Skyworth Digital Holdings Ltd	497,279
	Distribution / Wholesale – 1.21%
8,468,000	Li & Fung Ltd	11,638,062
	Electric - Integrated – 0.72%
856,500	CLP Holdings Ltd	6,929,210
	Paper & Related Products – 0.24%
3,579,000	Nine Dragons Paper Holdings Ltd	2,325,599

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2013 Fair Value
	Common Stock (continued)
	Hong Kong (continued)
	Retail - Miscellaneous / Diversified – 0.58%
1,784,000	China Resources Enterprise Ltd	$5,612,124
	Total Hong Kong (proceeds $29,647,801)	$27,002,274

	Japan – 4.02%
	Audio / Video Products – 1.18%
1,414,300	Panasonic Corp	11,347,431
	Electronic Components - Miscellaneous – 0.40%
50,300	Murata Manufacturing Co Ltd	3,823,073
	Office Automation & Equipment – 1.24%
367,100	Canon Inc	11,955,187
	Photo Equipment & Supplies – 0.58%
242,100	Nikon Corp	5,639,698
	Printing - Commercial – 0.62%
653,000	Dai Nippon Printing Co Ltd	5,962,360
	Total Japan (proceeds $41,109,705)	$38,727,749

	Singapore – 0.37%
	Airlines – 0.37%
449,000	Singapore Airlines Ltd	3,589,734
	Total Singapore (proceeds $3,921,855)	$3,589,734

	South Korea – 0.46%
	Electronic Components - Miscellaneous – 0.46%
377,500	LG Display Co Ltd ADR	4,480,925
	Total South Korea (proceeds $5,460,013)	$4,480,925

	Switzerland – 0.29%
	Computers - Peripheral Equipment – 0.29%
397,800	Logitech International SA	2,804,490
	Total Switzerland (proceeds $5,078,515)	$2,804,490

	Taiwan – 1.04%
	Electronic Components - Miscellaneous – 0.33%
896,100	AU Optronics Corp ADR	3,100,506
	Semiconductor Components - Integrated Circuits – 0.71%
418,100	Siliconware Precision Industries Co ADR	2,621,487
1,830,500	United Microelectronics Corp ADR	4,265,065
		6,886,552
	Total Taiwan (proceeds $10,437,495)	$9,987,058

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2013 Fair Value
	Common Stock (continued)
	United States – 15.70%
	Building - Mobile Home / Manufactured Housing – 0.49%
95,200	Thor Industries Inc	$4,681,936
	Casino Hotels – 0.41%
350,420	Boyd Gaming Corp	3,959,746
	Commercial Services - Finance – 1.01%
569,310	Western Union Co	9,740,894
	Computer Services – 0.17%
39,200	j2 Global Inc	1,666,392
	Computers – 0.23%
89,900	Hewlett-Packard Co	2,229,520
	Cruise Lines – 0.92%
258,850	Carnival Corp	8,875,967
	Electronic Components - Semiconductors – 1.90%
94,270	Cree Inc	6,020,082
351,000	Freescale Semiconductor Ltd	4,756,050
312,050	Intel Corp	7,557,851
		18,333,983
	Enterprise Software / Services – 0.32%
99,710	Oracle Corp	3,063,091
	Food - Retail – 0.69%
74,450	Kroger Co	2,571,503
173,820	Safeway Inc	4,112,581
		6,684,084
	Human Resources – 0.44%
295,800	Monster Worldwide Inc	1,452,378
83,430	Robert Half International Inc	2,772,379
		4,224,757
	Internet Content - Information / Network – 0.20%
211,500	Dice Holdings Inc	1,947,915
	Internet Infrastructure Software – 0.53%
74,140	F5 Networks Inc	5,100,832
	Networking Products – 0.24%
96,250	LogMeIn Inc	2,354,275
	Office Automation & Equipment – 0.29%
312,330	Xerox Corp	2,832,833
	Printing - Commercial – 0.63%
247,230	Valassis Communications Inc	6,079,386
	Recreational Centers – 0.79%
152,700	Life Time Fitness Inc	7,651,797

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2013 Fair Value
	Common Stock (continued)
	United States (continued)
	Rental Auto / Equipment – 0.52%
133,740	Rent-A-Center Inc	$5,021,937
	Retail - Apparel / Shoes – 0.35%
65,360	Buckle Inc	3,400,027
	Retail - Computer Equipment – 0.90%
207,450	GameStop Corp, Class A	8,719,124
	Sector Fund - Utility – 0.48%
124,100	Utilities Select Sector SPDR Fund	4,669,883
	Security Services – 0.56%
135,280	ADT Corp	5,390,908
	Software Tools – 1.20%
173,140	VMware Inc, Class A	11,598,649
	Telecommunication Equipment – 0.24%
53,131	Plantronics Inc	2,333,514
	Telecommunication Equipment - Fiber Optics – 1.25%
844,390	Corning Inc	12,015,670
	Web Hosting / Design – 0.94%
235,870	Rackspace Hosting Inc	8,937,115
	Total United States (proceeds $136,794,236)	$151,514,235

	Total Common Stock (proceeds $261,625,100)	$267,603,048

	Total Securities Sold, Not Yet Purchased (proceeds $261,625,100)	$267,603,048

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

Securities Sold, Not Yet Purchased - By Industry	June 30, 2013 Percentage of Net Assets (%)
Airlines	0.37
Auction House / Art Dealer	0.25
Audio / Video Products	1.23
Building & Construction Products - Miscellaneous	0.23
Building - Mobile Home / Manufactured Housing	0.49
Casino Hotels	0.41
Commercial Banks - Non US	0.29
Commercial Services - Finance	1.01
Computer Services	0.17
Computers	0.84
Computers - Peripheral Equipment	0.29
Cruise Lines	0.92
Distribution / Wholesale	1.21
Electric - Generation	0.45
Electric - Integrated	0.72
Electronic Components - Miscellaneous	1.19
Electronic Components - Semiconductors	1.90
Enterprise Software / Services	1.20
Food - Retail	0.69
Human Resources	0.44
Internet Content - Information / Network	0.20
Internet Infrastructure Software	0.53
Metal - Aluminum	0.04
Metal Processors & Fabrication	0.14
Networking Products	0.24
Office Automation & Equipment	1.53
Paper & Related Products	0.24
Photo Equipment & Supplies	0.58
Printing - Commercial	1.25
Real Estate Operations / Development	0.16
Recreational Centers	0.79
Rental Auto / Equipment	0.52
Retail - Apparel / Shoes	0.35
Retail - Computer Equipment	0.90
Retail - Miscellaneous / Diversified	0.58
Sector Fund - Utility	0.48
Security Services	0.56
Semiconductor Components - Integrated Circuits	0.72
Software Tools	1.20
Telecommunication Equipment	0.24
Telecommunication Equipment - Fiber Optics	1.25
Web Hosting / Design	0.94
Total Securities Sold, Not Yet Purchased	27.74%

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited)

Notional Amount	Maturity Date		June 30, 2013 Unrealized Gain/(Loss)

	Swap Contracts - 0.16%
	Total Return Swap Contracts - 0.16%
	Audio / Video Products - 0.01%
$(4,607,933)	3/6/2014	Sharp Corp	$105,996

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Sharp Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.00%.

	Building Products - Doors & Windows - 0.04%
(10,142,895)	3/6/2014	Asahi Glass Co Ltd	414,038

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Asahi Glass Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Capacitors - (0.01)%
(11,185,193)	3/6/2014	Taiyo Yuden Co Ltd	(116,695)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Taiyo Yuden Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.00%.

	Computers - 0.04%
(8,464,600)	3/6/2014	Asustek Computer Inc	794,586

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Asustek Computer Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.00%.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		June 30, 2013 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Computers - (continued)
$(2,482,563)	3/6/2014	Compal Electronics Inc	$(82,240)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Compal Electronics Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.18%.

(4,229,484)	3/6/2014	Quanta Computer Inc	(266,362)
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Quanta Computer Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.75%.

(1,360,137)	3/6/2014	Wistron Corporation	(62,131)
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Wistron Corporation in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.00%.
			383,853
	Computers - Peripheral Equipment - (0.01)%
(871,118)	3/6/2014	Chicony Electronics Co Ltd	20,744

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Chicony Electronics Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.75%.

(6,203,698)	3/6/2014	Innolux Display Corp	(118,412)
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Innolux Display Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.50%.
			(97,668)

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		June 30, 2013 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	E-Commerce / Products - 0.06%
$37,809,209	3/6/2014	Rakuten Inc	$603,929

		Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Rakuten Inc in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.

	Electric Products - Miscellaneous - (0.12)%
(8,227,905)	3/6/2014	LG Electronics Inc	(525,000)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of LG Electronics Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.50%.

(5,639,997)	3/6/2014	LG Innotek Co Ltd	(677,442)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of LG Innotek Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.50%.
			(1,202,442)
	Electronic Components - Miscellaneous - (0.11)%
(3,433,559)	3/6/2014	AU Optronics Corp	(281,119)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of AU Optronics Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.00%.

(8,002,495)	3/6/2014	Hon Hai Precision Industry	(454,013)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Hon Hai Precision Industry in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		June 30, 2013 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Electric Components - Miscellaneous (continued)
$(4,481,298)	3/6/2014	NEC Corporation	$(42,858)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of NEC Corporation in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(10,849,887)	3/6/2014	Nippon Electric Glass Co	(36,880)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Nippon Electric Glass Co in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(4,031,007)	3/6/2014	Samsung Electro-Mechanics Co Ltd	(227,326)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Samsung Electro-Mechanics Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(5,429,396)	3/6/2014	Toshiba Corp	(59,213)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Toshiba Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(2,399,459)	3/6/2014	TPK Holding Co Ltd	33,508

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of TPK Holding Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 10.00%.

(140,945)	3/6/2014	Wintek Corp	(773)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Wintek Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 8.00%.
			(1,068,674)

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		June 30, 2013 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Electronic Components - Semiconductors - (0.02)%
$(664,553)	3/6/2014	Everlight Electronics Co Ltd	$(1,641)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Everlight Electronics Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.58%.

(8,350,341)	3/6/2014	MediaTek Inc	(940,357)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of MediaTek Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.00%.

(2,278,907)	3/6/2014	Nippon Chemi-Con Corp	(20,182)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Nippon Chemi-Con Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.54%.

(3,772,591)	3/6/2014	Rohm Company Ltd	(12,580)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Rohm Company Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

22,284,920	3/6/2014	Samsung Electronics Co Ltd	1,135,598

		Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Samsung Electronics Co Ltd in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

(4,594,116)	3/6/2014	SK Hynix Inc	(341,114)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of SK Hynix Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
			(180,276)

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		June 30, 2013 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Finance - Investment Banker / Broker - 0.00%
$(970,034)	3/6/2014	Bolsas y Mercados Espanoles SA	$7,541

		Agreement with Morgan Stanley, dated 03/01/2012 to deliver the total return of the shares of Bolsas y Mercados Espanoles SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.11%.

	Food - Retail - (0.01)%
(6,337,480)	3/6/2014	Delhaize Group	(123,663)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Delhaize Group in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(5,200,945)	3/6/2014	Koninklijke Ahold NV	(17,091)

		Agreement with Morgan Stanley, dated 01/01/2012 to deliver the total return of the shares of Koninklijke Ahold NV in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(5,329,564)	12/11/2014	Tesco PLC	28,430

		Agreement with Morgan Stanley, dated 12/08/2012 to deliver the total return of the shares of Tesco PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(6,282,546)	12/11/2014	WM Morrison Supermarkets PLC	(6,209)

		Agreement with Morgan Stanley, dated 12/08/2012 to deliver the total return of the shares of WM Morrison Supermarkets PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
			(118,533)

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		June 30, 2013 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Hotels & Motels - 0.01%
$7,622,360	12/11/2014	Whitbread PLC	$141,649

		Agreement with Morgan Stanley, dated 12/08/2012 to receive the total return of the shares of Whitbread PLC in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

	Internet Content - Entertainment - 0.01%
(3,798,372)	3/6/2014	Gree Inc	87,373

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Gree Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.00%.

	Metal Processors & Fabrication - (0.03)%
(3,561,058)	3/6/2014	Catcher Technology Co Ltd	(306,281)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Catcher Technology Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.50%.

	Office Automation & Equipment - 0.03%
(9,189,335)	3/6/2014	Ricoh Co Ltd	173,178

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Ricoh Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(7,034,231)	3/6/2014	Seiko Epson Corp	69,284

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Seiko Epson Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.00%.
			242,462

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		June 30, 2013 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Photo Equipment & Supplies - (0.04)%
$(5,637,449)	3/6/2014	Konica Minolta Inc	$(164,690)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Konica Minolta Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(4,965,951)	3/6/2014	Largan Precision Co Ltd	(223,065)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Largan Precision Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 8.50%.
			(387,755)

	Retail - Drug Stores - 0.00%
1,421,277	5/28/2015	RAIA Drogasil SA	35,960

		Agreement with Morgan Stanley, dated 05/28/2013 to receive the total return of the shares of RAIA Drogasil SA in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

	Retail - Restaurants - 0.01%
4,997,728	3/6/2014	Gourmet Master Co Ltd	100,753

		Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Gourmet Master Co Ltd in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 1.12%.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		June 30, 2013 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Semiconductor Components - Integrated Circuits - (0.12)%
$(6,366,050)	3/6/2014	Powertech Technology Inc	$(142,892)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Powertech Technology Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.04%.

75,251,821	3/6/2014	QUALCOMM Inc	(888,753)

		Agreement with Morgan Stanley, dated 03/01/2012 to receive the total return of the shares of QUALCOMM Inc in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 3.50%.

(1,430,787)	3/6/2014	Realtek Semiconductor Corp	(106,358)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Realtek Semiconductor Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.50%.
			(1,138,003)

	Television - 0.00%
8,255,720	3/6/2014	FUJI Media Holdings Inc	17,068

		Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of FUJI Media Holdings Inc in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.

6,159,335	3/6/2014	Nippon Televison Holdings Inc	(53,313)

		Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Nippon Televison Holdings Inc in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.
			(36,245)

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		June 30, 2013 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Web Portals / ISP - 0.42%
$64,410,632	3/6/2014	Google Inc, Class A	$1,053,681

		Agreement with Morgan Stanley, dated 03/01/2012 to receive the total return of the shares of Google Inc, Class A in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

29,039,787	3/6/2014	NHN Corp	2,754,835

		Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of NHN Corp in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

14,539,261	3/6/2014	Yahoo Japan Corp	255,530

		Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Yahoo Japan Corp in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.
			4,064,046

	Total Swap Contracts		$1,535,029

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

Swap Contracts - By Industry	June 30, 2013 Percentage of Net Assets (%)
Audio / Video Products	0.01%
Building Products - Doors & Windows	0.04%
Capacitors	(0.01%)
Computers	0.04%
Computers - Peripheral Equipment	(0.01%)
E-Commerce / Products	0.06%
Electric Products - Miscellaneous	(0.12%)
Electronic Components - Miscellaneous	(0.11%)
Electronic Components - Semiconductors	(0.02%)
Finance Investment Banker / Broker	0.00%
Food Retail	(0.01%)
Hotels & Motels	0.01%
Internet Content Entertainment	0.01%
Metal Processors & Fabrication	(0.03%)
Office Automation & Equipment	0.03%
Photo Equipment & Supplies	(0.04%)
Retail - Drug Stores	0.00%
Retail - Restaurants	0.01%
Semiconductor Components - Integrated Circuits	(0.12%)
Television	0.00%
Web Portals / ISP	0.42%
Total Swap Contracts	0.16%

ACAP Strategic Fund
Fair Value Measurement

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund’s investments at fair value.

	Level 1	Level 2	Level 3	Balance June 30, 2013
Assets
Common Stock	$1,056,813,422	$—	$—	$1,056,813,422
Total Return Swaps	—	1,535,029	—	1,535,029
Total Assets	$1,056,813,422	$1,535,029	$—	$1,058,348,451

Liabilities
Common Stock	$267,603,048	$—	$—	$267,603,048
Total Liabilities	$267,603,048	$—	$—	$267,603,048

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ACAP Strategic Fund

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	8/29/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	8/29/2013

By (Signature and Title)*	/s/ George D. Mykoniatis
George D. Mykoniatis, Treasurer and Principal Financial Officer
(principal financial officer)

Date	8/29/2013

* Print the name and title of each signing officer under his or her signature.